CONVERTIBLE SENIOR NOTES (Details)	1 Months Ended			12 Months Ended
	Apr. 30, 2015 USD ($) shares	Feb. 28, 2015 shares	Dec. 31, 2014 USD ($) item instrument $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Oct. 29, 2015 $ / shares	Dec. 26, 2014 $ / shares
Convertible Debt
Number of units issued | shares			85,350
Convertible notes issued			$ 8,500,000		$ 8,500,000
Number of instruments used as a basis for the fair value of a transaction | instrument			2
Additional Paid In Capital recorded					786,000
Discounts and offering expenses			$ 500,000	$ 80,000	$ 50,000
Number shares issued upon conversion | shares	2,600,000	2,600,000		2,625,000
Senior Promissory Notes issued				$ 1,340,000
Annual reduction in interest payments				200,000
Loss on Extinguishment of Senior Convertible Notes				$ (971,000)
Embedded derivatives
Closing stock price (in dollars per share) | $ / shares			$ 0.64	$ 0.20	$ 0.64	$ 0.29
Risk-Free Interest Rate (as a percent)				1.54%	1.75%
Estimated Stock Volatility (as a percent)				40.00%	40.00%
Default Intensity (as a percent)				2.00%	2.00%
Recovery Rate (as a percent)				30.00%	30.00%
Embedded derivatives
Embedded derivatives
Mandatory Redemption, Probability of Event (as a percent)				80.00%
Conversion Option, Probability of Event (as a percent)				10.00%
Note Reaches Maturity, Probability of Event (as a percent)				10.00%
Warrants
Convertible Debt
Additional Paid In Capital recorded			$ 800,000
Reduction to Additional Paid In Capital			$ 100,000
Convertible Senior Notes.
Convertible Debt
Number of units issued to related parties | shares			23,750
Discounts and offering expenses			$ 400,000
Net proceeds from the sale of the Notes			$ 8,000,000
Debt instrument interest rate (as a percent)			10.00%		10.00%
U.S. Treasury securities Floor (as a percent)			0.25%
Percentage of proceeds from the sale of assets held for repay debt			50.00%
Amount held for repay debt			$ 250,000
Percentage of convertible debt average VWAP			80.00%
Number of business days considered for calculating average VWAP | item			30
Number shares issued upon conversion | shares	2,600,000			2,625,000
Remaining amount of notes available for conversion	$ 5,900,000			$ 5,900,000
Percentage of convertible shares on outstanding shares			9.30%
Fair value of notes payable			$ 11,200,000	7,500,000	$ 11,200,000
Carrying value of Notes			6,900,000	5,300,000	6,900,000
Unamortized debt discount			$ 1,700,000	600,000	1,700,000
Debt instrument repurchase price percentage			100.00%
Fair value of Notes			$ 7,700,000		$ 7,700,000
Aggregate principal amount				2,600,000
Annual reduction in interest payments				200,000
Loss on Extinguishment of Senior Convertible Notes				$ 900,000
Convertible Senior Notes. | Minimum
Convertible Debt
Convertible share price (in dollars per share) | $ / shares				$ 0.3462
Embedded derivatives
Convertible share price (in dollars per share) | $ / shares				0.3462
Convertible Senior Notes. | Maximum
Convertible Debt
Conversion ratio (in shares)			100
Number of shares upon conversion | instrument			8,535,000
Convertible share price (in dollars per share) | $ / shares			$ 0.32	0.5485	$ 0.32
Embedded derivatives
Convertible share price (in dollars per share) | $ / shares			$ 0.32	$ 0.5485	$ 0.32
Convertible Senior Notes. | Embedded derivatives
Convertible Debt
Fair value of embedded derivatives			$ 900,000	$ 200,000	$ 900,000
Net gain on changes in fair value of embedded derivatives				$ 400,000
Convertible Senior Notes. | Warrants
Embedded derivatives
Closing stock price (in dollars per share) | $ / shares							$ 1.00
Non-convertible Promissory Note
Convertible Debt
Debt instrument interest rate (as a percent)				10.00%
Senior Promissory Notes issued	$ 1,300,000			$ 1,300,000
Fair value of notes payable				900,000
Carrying value of Notes				$ 1,300,000